Supplemental cash flow information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information
Supplemental cash flow information

35	Supplemental cash flow information

	2025	2024	2023
Total additions to property, plant and equipment (Note 16 (b))	291,990	100,728	-
Total additions to contract assets (Note 13)	16,684,564	6,675,914	6,026,053
Total additions to intangible assets (Note 14 (b))	3,207	2,862,651	258,473
Items not affecting cash (see breakdown below)	(3,239,369)	(1,608,619)	(2,293,201)
Total additions to intangible assets and contract assets according to statement of cash flows	13,740,392	8,030,674	3,991,325

Investment and financing operations affecting intangible assets but not cash:
Interest capitalized in the period (Note 13 (a))	820,213	564,302	638,208
Contractors payable	2,418,615	748,088	419,457
Performance agreements	-	72,205	1,001,528
Right of use	541	84,048	108,405
Construction margin (Note 13)	-	139,976	125,603
Total	3,239,369	1,608,619	2,293,201

In accordance with Technical Pronouncement IAs 7 – Statement of Cash Flows, the Company has adopted the following accounting policy for the presentation of interest and dividends in the Statement of Cash Flows (“SCF”):

•	Interest paid as cash flows from operating activities, as they represent financial costs associated with the Company’s operating cycle and the maintenance of working capital.

•	Dividends received as cash flows from investing activities, since they constitute returns on equity interests and other investments.

•	Dividends and interest on equity paid as cash flows from financing activities, as they represent remuneration to shareholders related to the Company’s capital structure.

The choice of this accounting policy was made based on the relevance of the information to the users of the financial statements and the pursuit of consistency with the economic nature of the transactions and with market practices.

The Company will maintain this policy consistently in subsequent periods, unless there is a material change in operations or in applicable accounting standards that would justify a revision.